Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	9,100,000	9,100,000	8,200,000
Common stock, shares outstanding	9,100,000	9,100,000	8,200,000